Parent Entity Information - Statement of Financial Position of Parent Entity (Detail) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Parent Entity Information [line Items]
Total current assets	$ 191,350,442	$ 134,965,344
Total non current assets	10,228,839	12,483,646
Total assets	201,579,281	147,448,990	$ 102,169,550
Total current liabilities	10,486,352	9,772,106
Total non current liabilities	1,571,187	1,207,495
Total liabilities	12,057,539	10,979,601	8,092,184
EQUITY
Contributed equity	542,105,187	446,272,203
Reserves	30,063,712	30,127,718
TOTAL EQUITY	189,521,742	136,469,389	$ 94,077,366	$ 73,271,611
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Total current assets	105,732,316	94,375,874
Total non current assets	87,968,063	46,255,643
Total assets	193,700,379	140,631,517
Total current liabilities	2,922,119	3,283,832
Total non current liabilities	1,477,353	983,178
Total liabilities	4,399,472	4,267,010
EQUITY
Contributed equity	542,105,187	446,272,203
Reserves	27,640,396	26,283,211
Accumulated losses	(380,444,676)	(336,190,907)
TOTAL EQUITY	$ 189,300,907	$ 136,364,507